Consolidated Cash Flow Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of cash flows [abstract]
Net cash inflow from operating activities	£ 1,693.8	£ 1,408.1	£ 1,773.8
Investing activities
Acquisitions	(298.8)	(477.5)	(719.3)
Proceeds on disposal of investments and subsidiaries	849.0	296.0	80.5
Purchases of property, plant and equipment	(314.8)	(288.9)	(252.1)
Purchases of other intangible assets (including capitalised computer software)	(60.4)	(37.3)	(33.0)
Proceeds on disposal of property, plant and equipment	9.5	8.0	7.7
Net cash inflow/(outflow) from investing activities	184.5	(499.7)	(916.2)
Financing activities
Share option proceeds	1.2	6.4	27.2
Cash consideration for non-controlling interests	(109.9)	(47.3)	(58.3)
Share repurchases and buy-backs	(207.1)	(504.2)	(427.4)
Net (decrease)/increase in borrowings	(440.6)	599.6	(22.5)
Financing and share issue costs	(3.8)	(0.8)	(6.4)
Equity dividends paid	(747.4)	(751.5)	(616.5)
Dividends paid to non-controlling interests in subsidiary undertakings	(106.2)	(87.8)	(89.6)
Net cash outflow from financing activities	(1,613.8)	(785.6)	(1,193.5)
Net increase/(decrease) in cash and cash equivalents	264.5	122.8	(335.9)
Translation of cash and cash equivalents	(61.5)	(27.2)	291.9
Cash and cash equivalents at beginning of year	1,998.2	1,902.6	1,946.6
Cash and cash equivalents at end of year	£ 2,201.2	£ 1,998.2	£ 1,902.6